Offerings	Jun. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.58
Maximum Aggregate Offering Price	$ 1,740,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 267
Offering Note

(1)

The Form S-8 registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers registering the offer and sale of an additional 3,000,000 common shares (the “Shares”) of DIRTT Environmental Solutions Ltd. (the “Registrant”) that may be issued pursuant to the DIRTT Environmental Solutions Ltd. Third Amended and Restated Long Term Incentive Plan (as further amended from time to time, the “LTIP”) and 2,500,000 Shares that may be issued pursuant to the DIRTT Environmental Solutions Ltd. Amended and Restated Employee Share Purchase Plan (the “ESPP” and, together with the LTIP, the “Plans”), for a cumulative total of 5,500,000 Shares. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional Shares as may be necessary to adjust the number of Shares that may become issuable by reason of stock splits, stock dividends or similar transactions pursuant to any applicable anti-dilution provisions of the Plans.

(2)

Estimated solely for purposes of calculating the registration fee on the basis of the price of securities of the same class, as determined in accordance with Rules 457(c) and 457(h), using the average of the high and low prices for the common stock reported on the Toronto Stock Exchange on June 20, 2025 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $0.58, as translated into U.S. dollars using the daily average exchange rate as reported by the H.10 statistical release of the Board of Governors of the Federal Reserve System on June 20, 2025 of C$1.3739 = US$1.00.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	0.58
Maximum Aggregate Offering Price	$ 1,450,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 222
Offering Note

(1)

The Form S-8 registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers registering the offer and sale of an additional 3,000,000 common shares (the “Shares”) of DIRTT Environmental Solutions Ltd. (the “Registrant”) that may be issued pursuant to the DIRTT Environmental Solutions Ltd. Third Amended and Restated Long Term Incentive Plan (as further amended from time to time, the “LTIP”) and 2,500,000 Shares that may be issued pursuant to the DIRTT Environmental Solutions Ltd. Amended and Restated Employee Share Purchase Plan (the “ESPP” and, together with the LTIP, the “Plans”), for a cumulative total of 5,500,000 Shares. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional Shares as may be necessary to adjust the number of Shares that may become issuable by reason of stock splits, stock dividends or similar transactions pursuant to any applicable anti-dilution provisions of the Plans.

(2)

Estimated solely for purposes of calculating the registration fee on the basis of the price of securities of the same class, as determined in accordance with Rules 457(c) and 457(h), using the average of the high and low prices for the common stock reported on the Toronto Stock Exchange on June 20, 2025 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $0.58, as translated into U.S. dollars using the daily average exchange rate as reported by the H.10 statistical release of the Board of Governors of the Federal Reserve System on June 20, 2025 of C$1.3739 = US$1.00.